Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Dec. 31, 2013		Jun. 30, 2014
Income Statement [Abstract]
Royalty income	$ 17,249	[1]	$ 14,987	[1]	$ 33,102	[1]
Expenditures:
Production and ad valorem taxes	1,392	[1]	972	[1]	2,313	[1]
Depletion	6,064	[1]	5,199	[1]	11,631	[1]
General and administrative expenses	219	[1]	0	[1]	285	[1]
General and administrative expenses-related party	78	[1]	87	[1]	156	[1]
Interest expense-related party, net of capitalized interest	5,387	[1]	5,741	[1]	10,755	[1]
Total expenditures	13,140	[1]	11,999	[1]	25,140	[1]
Net income	$ 4,109	[1]	$ 2,988	[1]	$ 7,962	[1]
Net income attributable to common limited partners per unit:
Basic (dollars per unit)	$ 0.01	[1]			$ 0.01	[1]
Diluted (dollars per unit)	$ 0.01	[1]			$ 0.01	[1]
Weighted average number of limited partner units outstanding
Basic (in units)	76,200,000	[1]			76,200,000	[1]
Diluted (in units)	76,200,000	[1]			76,200,000	[1]

[1]	See Note 1 for information regarding the basis of financial statement presentation.